INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2013	2014	2015
	(EUR in millions)

Income / (loss) before income tax domestic	(665)	(2,672)	(3,296)
Income / (loss) before income tax foreign	106	93	(6)
	(559)	(2,579)	(3,302)

The significant components of the income tax/(expense) for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(31)	11	(62)
Current tax expense foreign	(4)	(13)	(15)
Deferred tax (expense)/benefit domestic	51	(62)	34
Deferred tax (expense)/benefit foreign	(36)	1	1
Total income tax (expense)	(20)	(63)	(42)

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2013	2014	2015
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2013: 26%, 2014: 26%)	(145)	(670)	(958)
Adjustments relating to income taxes from prior years	-	-	(9)
Effect of tax exempt income	(155)	(165)	(168)
Effect of different tax rates in other countries	37	(20)	2
Non deductible expenses	26	37	133
Statutory revaluation of fixed assets	11	-	-
Effect of change in income tax rate	(1,069)	-	(697)
Valuation allowance for deferred tax assets	1,297	918	1,080
Non-offsettable income taxes with current year income taxes	1	2	18
Effect from offsetting of prior year carry forwad tax losses	-	-	598
Income tax audit settlement	(7)	-	27
Other	24	(39)	16
Income tax expense / (benefit)	20	63	42

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2014	2015

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	1,821	2,956
Mark to market valuation of securities and derivatives	549	519
Pension and other post retirement benefits	97	104
Insurance reserves	71	55
Revaluation of land and buildings	152	163
Intangibles recognized upon acquisition and other assets	1	1
Tax loss carried forward	1,024	798
Other	288	317
PSI tax losses	2,221	2,385
Gross deferred tax assets	6,224	7,298
Deferred tax assets / liabilities for netting	(58)	(43)
Net deferred tax assets	6,166	7,255
Valuation allowance for deferred tax assets	(5,977)	(7,057)
Net deferred tax assets after valuation allowance	189	198

Deferred Tax Liabilities:
Allowance for loan losses	(11)	(10)
Mark to market valuation of securities and derivatives	(16)	(10)
Insurance reserves	(1)	-
Revaluation of land and buildings	-	(5)
Intangibles recognized upon acquisition and other assets	(13)	(13)
Tax free reserves	(17)	(18)
Other	(21)	(9)
Gross deferred tax liabilities	(79)	(65)
Deferred tax liabilities / assets for netting	58	43
Net deferred tax liabilities	(21)	(22)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2014	2015

	(EUR in millions)
Opening balance	5,059	5,977
Charge for the period	918	1,080
Closing balance	5,977	7,057

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 189 million and EUR 198 million, at December 31, 2014 and 2015 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2014 and 2015 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. However, Greek Law 4110/2013 amended the said provision so that, any difference (loss) arising from the said exchange is amortised in 30 annual equal instalments.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2015 has a deferred tax asset of EUR 798 million on the tax losses carry-forward of EUR 2,835 million which expire as follows:

(EUR in
Year	millions)
2016	37
2017	66
2018	31
2019	1,702
2020	994
2021	0
Unlimited	5
Total	2,835

The applicable Greek statutory corporation income tax rate was 26% for 2013 and for 2014 and 29% for 2015. In January 2013, Greek Law 4110/2013 provided that for the periods commencing from January 1, 2013 thereon, the nominal corporation tax rate was increased to 26%. Furthermore, for profit distributions approved from January 1, 2014 onwards the withholding tax is reduced to 10% from 25%.

On July 16, 2015, a new Law 4334/2015 was voted, relating to immediate prerequisites for negotiation and agreement with European Stability Mechanism (ESM), by which the corporation tax rate is increased to 29%. The increase is effective from January 1, 2015 onwards.

Following the recent tax law, the withholding tax on dividends distributed from January 1, 2016 onwards, is increased from 10% to 15%.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the increase in the nominal tax rates. The total effect, for the years ended December 31, 2013, 2014 and 2015, was an expense of EUR (1,069) million, NIL and EUR (697) million respectively which was offset by an equivalent amount of valuation allowance resulting in a total net effect of NIL for the years 2013, 2014 and 2015.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2013	2014	2015

	(EUR in millions)
Balance, at beginning of year	10	3	3
Reductions related to positions taken during prior years	(7)	-	9
Settlements	-	-	(9)
Balance, at end of year	3	3	3

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

Tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amount cannot be determined, it is not expected to have a material effect on the consolidated or separate Statement of Financial Position of the Group and the Bank. The Bank has been audited by the tax authorities up to and including the year 2014 while 2015 is currently being audited by the independent auditor, Deloitte Hadjipavlou Sofianos & Cambanis S.A. in the framework of the tax audit certificate according to art. 65A of Law 4174/2013. Tax audit for the years 2009 and 2010 was finalized by the Greek Tax Authorities on February 4, 2015. According to the tax assessment notice received on March 11, 2015, an additional tax of EUR 36 million was levied to the Bank. An amount of EUR 27 million was paid to the tax authorities and the remaining amount of EUR 9 million (penalties and interests) was permanently waived by the tax authorities in accordance with the provisions of Law 4321/2015. The Bank has appealed the decision. The tax audit certificates for the years 2011, 2012, 2013 and 2014 were unqualified and issued by the independent auditor, Deloitte Hadjipavlou Sofianos & Cambanis S.A., on July 27, 2012, September 27, 2013, July 10, 2014 and October 30, 2015 respectively in accordance with article 82 of law 2238/1994 and article 65A of law 4174/2013. Based on Ministerial Decision 1006/05.01.2016 there is no exception from tax audit by the tax authorities to those entities that have been tax audited by the independent auditor and its tax audit certificate was unqualified. Therefore, the tax authorities may re-audit the tax books of the Bank for previous years 2011, 2012, 2013 and 2014, for which a tax audit certificate has been issued by the independent auditor.

The open tax years of the major companies of the Group at December 31, 2015, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2011-2015
NBG London Branch (United Kingdom)	2014-2015
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014-2015
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2010-2015
Banca Romaneasca S.A. (Romania)	2009-2015
NBG Securities S.A. (Greece)	2009-2015
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2015
Ethniki Leasing S.A. (Greece)	2010-2015
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2015